Fair Value of Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liability at January 31, 2017	$-	-	-	$-
Warrant and convertible note derivative liability at January 31, 2016	$3,293	-	-	$3,293